FORWARD FUNDS

Supplement dated February 1, 2019

to the

Salient Select Income Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”)

and

Salient Select Income Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND EXPENSES AND REAL ESTATE INVESTMENT TRUSTS (“REITS”) DISCLOSURE

On January 17, 2019, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved the introduction of a new expense limitation agreement on behalf of the Salient Select Income Fund (the “Fund”).

Accordingly, Forward Management, LLC d/b/a Salient (“Salient Management”) has entered into a management fee waiver and expense limitation agreement with the Fund pursuant to which, effective March 1, 2019, Salient Management agrees to maintain the management fee of the Fund at 0.75% on all assets and limit the net annual operating expenses (inclusive of interest and dividend expenses, and exclusive of brokerage costs, taxes, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), Institutional Class (1.15%) and Class I2 (1.10%) shares, effective until April 30, 2020. As a result, the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

1.	The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class	Class I2
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A	N/A
Other Expenses(1)	0.52%	0.42%	0.37%
Total Annual Fund Operating Expenses	1.77%	1.42%	1.37%
Fee Waiver and/or Expense Reimbursement(2)	–0.27%	–0.27%	–0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.15%	1.10%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2020 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2020 to limit the Fund’s operating expenses (inclusive of interest and dividend expenses, and exclusive of brokerage costs, taxes, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class I2 shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50%, 1.15% and 1.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees of Forward Funds. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class, Institutional Class or Class I2 shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class	Class I2
1 Year	$153	$117	$112
3 Years	$531	$423	$407
5 Years	$934	$750	$724
10 Years	$2,059	$1,677	$1,621

2.	The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	0.57%	0.62%
Total Annual Fund Operating Expenses	1.82%	2.37%
Fee Waiver and/or Expense Reimbursement(2)	–0.27%	–0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	2.10%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2020 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2020 to limit the Fund’s operating expenses (inclusive of interest and dividend expenses, and exclusive of brokerage costs, taxes, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 2.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees of Forward Funds. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the management fee waiver and expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$724	$313
3 Years	$1,090	$713
5 Years	$1,479	$1,240
10 Years	$2,566	$2,682

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$724	$213
3 Years	$1,090	$713
5 Years	$1,479	$1,240
10 Years	$2,566	$2,682

3.	The following sentence will be added to the Prospectus at the end of the last paragraph under “Investment Advisor/Portfolio Managers”:

In managing the Salient Select Income Fund’s portfolio, the Advisor has an incentive not to incur borrowing expenses, engage in short sales, or incur certain other investment related costs because the Advisor will bear those costs under the terms of the expense limitation agreement.

4.	The “Real Estate Securities and REITs Risk” in the “Fund Summary” section of the Fund’s Prospectus is replaced in its entirety as follows:

Real Estate Securities and REITs Risk: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Recently issued proposed regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction based on dividends received from REITs that is available to individuals who invest directly in REITs.

5.	The fourth paragraph of the “Real Estate Securities and REITs Risk” in the “Discussion of Principal and Non-Principal Risks” section of the Fund’s Prospectus is hereby deleted.

6.	The following paragraph is added under “Investments in Real Estate Securities Investment Trusts” in the “Dividends and Distributions” section of the Fund’s Prospectus:

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Tax Cuts and Jobs Act of 2017 generally allows individuals and certain non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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SUPP SI EXP & ELA 02012019

FORWARD FUNDS

Supplement dated February 1, 2019

to the

Salient Select Income Fund Statement of Additional Information (the “SAI”)

dated May 1, 2018, as supplemented

IMPORTANT NOTICE REGARDING CHANGES TO FUND EXPENSES AND REAL ESTATE INVESTMENT TRUSTS (“REITS”) DISCLOSURE

1.

Effective March 1, 2019, the following information regarding the expense limitation agreement with the Salient Select Income Fund (the “Fund”) as contained in the table on page 19 of the SAI under the heading/subheading “Investment Advisory and Other Services—Investment Management and Sub-Advisory Agreements” shall be replaced to read as follows:

Fund	Class	End Date	Expense Limit
Salient Select Income Fund	Class A	April 30, 2020	1.55%(3)
Salient Select Income Fund	Class C	April 30, 2020	2.10%(3)
Salient Select Income Fund	Investor Class	April 30, 2020	1.50%(3)
Salient Select Income Fund	Institutional Class	April 30, 2020	1.15%(3)
Salient Select Income Fund	Class I2	April 30, 2020	1.10%(3)

(3)	This limit excludes certain expenses such as brokerage costs, taxes, acquired fund fees and expenses, and extraordinary expenses.

2.	The following paragraph is added under “Conflicts of Interest” in the “Portfolio Managers” section of the SAI:

Waiver of Investment Expenses. In managing the Salient Select Income Fund’s portfolio, the Advisor has an incentive not to incur borrowing expenses, engage in short sales, or incur certain other investment related costs because the Advisor will bear those costs under the terms of the expense limitation agreement.

3.	The fifth paragraph of the “Real Estate Securities and REITs Risk” in the “Additional Investment Techniques and Risks” section of the Fund’s SAI is replaced in its entirety as follows:

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Tax Cuts and Jobs Act of 2017 generally allows individuals and certain non-corporate entities, such as partnerships, a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations allow a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.

4.	The second paragraph under “Real Estate Investment Fund Investments” in the “Additional Information Concerning Taxes” section of the Fund’s SAI is replaced in its entirety as follows:

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain non-corporate entities a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations allow a RIC to pass the character of qualified REIT dividends through to its shareholders provided certain holding period requirements are met.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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SUPP SI EXP & ELA SAI 02012019